UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-05898

Morgan Stanley Prime Income Trust
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York		10036
(Address of principal executive offices)		(Zip code)

Randy Takian 522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-296-6963

Date of fiscal year end:	September 30, 2009

Date of reporting period:	June 30, 2009

Item 1.  Schedule of Investments.

The Trust’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Morgan Stanley Prime Income Trust

Portfolio of Investments June 30, 2009 (unaudited)

PRINCIPAL
AMOUNT IN		COUPON	MATURITY
THOUSANDS		RATE	DATE	VALUE
	Variable Rate Senior Loan Interests (b) (105.0%)
	Advertising/Marketing Services (1.0%)
$5,925	Affinion Group, Inc.	2.81	10/17/12	$5,619,513
2,443	Questex Media Group, Inc.	3.00 - 5.25	05/04/14	757,433
				6,376,946
	Aerospace & Defense (2.6%)
1,771	Alion Science & Technology Corp.	9.50	02/06/13	1,483,080
1,353	Apptis (DE), Inc.	3.56 - 7.50	12/20/12	1,035,149
521	Avio Investments Spa (Italy)	2.38 - 7.75	12/13/14	388,182
555	Avio Investments Spa (Italy)	3.06 - 8.13	12/13/15	413,819
3,474	Booz Allen Hamilton, Inc.	7.50	07/31/15	3,477,598
1,141	Hawker Beechcraft Acquisition Co., LLC	2.60	03/26/14	784,067
850	IAP Worldwide Services, Inc. (e)	9.25	12/30/12	537,744
2,847	ILC Industries, Inc.	2.31	02/24/12	2,500,571
2,271	PGS, Inc.	2.92 - 5.39	02/14/13	2,055,150
2,176	Primus International, Inc.	2.82	06/07/12	1,838,399
1,945	Wesco Aircraft Hardware Corp.	2.56	09/29/13	1,711,600
1,000	Wesco Aircraft Hardware Corp.	6.06	03/28/14	717,500
				16,942,859
	Airlines (0.3%)
3,141	United Airlines, Inc.	2.31 - 2.38	02/01/14	1,859,444

	Apparel/Footwear (0.9%)
1,303	Gold Toe Investment Corp.	8.50	10/30/13	925,367
1,000	Gold Toe Investment Corp.	11.75	04/30/14	423,333
2,995	HanesBrands, Inc.	5.07 - 5.84	09/05/13	2,977,186
1,000	HBI Branded Apparel Limited, Inc.	4.84	03/05/14	950,000
1,000	Levi Strauss & Co.	2.57	03/27/14	822,500
				6,098,386
	Auto Parts: OEM (2.2%)
1,945	Acument Global Technologies, Inc.	5.10	08/11/13	899,562
1,981	Federal-Mogul Corp.	2.25 - 2.26	12/27/14	1,329,227
1,011	Federal-Mogul Corp.	2.25 - 2.26	12/27/15	678,177
5,704	Navistar International Corp.	3.56 - 3.70	01/19/12	4,944,398
2,945	Polypore, Inc.	2.59	07/03/14	2,716,958
1,995	Sensata Technologies Finance Company, LLC	2.60 - 2.80	04/26/13	1,536,041
3,145	Veyance Techonologies, Inc.	2.58	07/31/14	2,109,770
				14,214,133
	Automotive Aftermarket (0.4%)
3,125	United Components, Inc.	3.21 - 5.17	06/29/12	2,687,186

	Beverages: Non-Alcoholic (0.8%)
1,220	Culligan International Co.	7.10	11/24/12	741,322
2,737	DS Waters of America, Inc.	2.56 - 8.50	10/27/12	2,354,241
2,000	DSW Holdings, Inc.	4.32	03/02/12	1,635,000
858	LJVH Holdings, Inc.	3.10 - 4.75	07/19/14	788,900
				5,519,463
	Broadcast/Media (3.2%)
867	Alpha Topco, Ltd. (United Kingdom)	2.69	12/31/13	636,595
167	Alpha Topco, Ltd. (United Kingdom)	3.81	06/30/14	98,333
1,559	Discovery Communications Holdings, LLC	5.25	05/14/14	1,543,008
4,353	FoxCo Acquisition, LLC	7.25	07/14/15	3,123,199
554	High Plains Broadcasting Operating Co.	7.25	09/14/16	387,869
2,444	NEP II, Inc.	2.56 - 8.50	02/16/14	2,156,579
2,093	Newport Television LLC	7.25 - 8.00	09/14/16	1,465,116
9,921	Univision Communications, Inc.	6.25	09/29/14	7,444,331
3,857	Weather Channel	7.25	09/12/15	3,873,006
				20,728,036
	Broadcasting (2.4%)
608	Barrington Broadcasting, LLC	4.85 - 5.47	08/12/13	354,051

2,517	CMP KC, LLC, (Cumulus) (Revolver) (c)	7.31	05/03/10	1,083,827
4,806	CMP KC, LLC, (Cumulus) (c)	4.38	05/03/11	1,597,734
7,053	CMP Susquehanna (Cumulus Media)	2.00 - 4.25	05/05/13	3,843,979
1,496	Cumulus Media, Inc.	2.07 - 4.32	06/11/14	1,002,307
645	LBI Media, Inc.	1.81	03/31/12	470,850
2,452	Multicultural Radio Broadcasting, Inc.	3.07 - 9.00	12/18/12	1,753,538
2,750	Multicultural Radio Broadcasting, Inc.	6.07	06/18/13	1,718,750
1,814	NextMedia Operating, Inc.	6.75 - 8.25	11/15/12	1,224,132
2,014	NextMedia Operating, Inc. (e) (d)	11.25	11/15/13	181,294
1,405	NV Broadcasting, LLC (d)	5.22 - 5.25	11/01/13	379,272
2,000	NV Broadcasting, LLC (d)	8.72 - 8.75	11/01/14	40,000
288	Parkin Broadcasting, LLC	5.22 - 5.25	11/01/13	77,799
1,890	Regent Broadcasting, LLC	4.75	11/21/13	1,120,028
1,500	Spanish Broadcasting System, Inc. (Revolver)	3.21	06/10/12	862,500
				15,710,061
	Building Products (0.4%)
2,022	Axia, Inc. (e)	5.00	12/21/12	556,052
2,456	Beacon Sales Acquisition, Inc.	2.31 - 6.00	09/30/13	2,246,978
				2,803,030
	Cable/Satellite TV (4.5%)
1,995	Cequel Communications, LLC	2.32 - 4.25	11/05/13	1,830,319
1,000	Cequel Communications, LLC	4.82	05/05/14	858,125
12,451	Charter Communications Operating, LLC	6.25 - 9.25	03/06/14	11,447,991
3,125	Charter Communications Operating, LLC	5.96 - 6.75	09/06/14	2,500,000
4,987	CSC Holdings, Inc.	2.07 - 2.09	03/29/13	4,705,341
2,228	DIRECTV Holdings, LLC	2.25 - 5.25	04/13/13	2,224,542
1,427	Knology, Inc.	2.57 - 6.95	06/30/12	1,316,657
2,906	MCC Iowa (Mediacom), LLC	2.05	01/31/15	2,681,777
2,304	RCN Corporation	2.88	05/25/14	2,114,032
				29,678,784
	Casino/Gaming (6.8%)
2,613	BLB Worldwide, Inc. (e)	7.10	07/18/11	1,306,255
2,333	BLB Worldwide, Inc. (d)	4.70 - 7.19	07/18/12	175,000
4,684	Cannery Casino Resorts, LLC	2.25 - 2.77	05/18/13	4,086,774
2,500	Cannery Casino Resorts, LLC	4.57	05/18/14	1,806,250
2,728	CCM Merger Corp.	6.00 - 8.50	07/13/12	2,297,970
1,199	Golden Nugget, Inc.	2.31 - 4.25	06/30/14	828,623
329	Greektown Casino, LLC (d)	5.00 - 7.00	12/03/12	207,642
4,361	Greektown Holdings, LLC	16.75	09/01/09	4,295,991
1,348	Green Valley Ranch Gaming, LLC	3.15 - 4.00	02/16/14	819,222
4,391	Harrah’s Operating Company, Inc.	3.46 - 4.09	01/28/15	3,240,421
1,721	Las Vegas Sands, LLC / Venetian Casino Resort, LLC	2.06	05/23/14	1,221,121
2,461	Magnolia Hill, LLC	1.75 - 3.57	10/30/13	2,141,336
5,098	MGM Mirage	6.00	10/03/11	3,989,256
4,935	New World Gaming Partners Holdings, Ltd.	3.71	09/30/14	3,125,762
2,000	New World Gaming Partners Holdings, Ltd.	6.71	03/31/15	400,000
3,465	Venetian Macau, Ltd.	2.85	05/25/12	2,979,174
5,114	Venetian Macau, Ltd.	2.85	05/25/13	4,396,800
3,000	Wynn Resorts (Macau) S.A	2.06	04/26/14	2,475,000
4,997	Yonkers Racing Corp.	8.69 - 10.50	07/16/10	4,959,729
				44,752,326
	Cellular Telephone (0.0%)
186	Crown Castle Operating Co.	1.81	03/06/14	173,448

	Chemicals: Major Diversified (3.0%)
1,118	Cristal Inorganic Chemicals US, Inc.	2.85	05/15/14	833,262
2,586	Ferro Corp.	6.60 - 6.84	06/06/12	1,952,752
429	Hexion Specialty Chemicals, Inc.	2.88	05/05/13	274,535
6,814	Hexion Specialty Chemicals, Inc.	2.88 - 3.50	05/06/13	4,697,973
3,899	Ineos Holdings, Ltd. (United Kingdom)	4.88 - 7.50	12/16/13	2,898,445
3,898	Ineos Holdings, Ltd. (United Kingdom)	5.38 - 8.00	12/16/14	2,897,642
4,450	Lyondell Chemical Company	5.94 - 13.00	12/15/09	3,754,146
5,208	LyondellBasell Cam Exchange	7.00	12/22/14	2,317,346
				19,626,101
	Chemicals: Specialty (6.1%)
1,965	Arizona Chemical Co.	2.32 - 4.81	02/28/13	1,674,774
752	Ashland Chemicals	6.75	11/13/13	753,561
2,258	Ashland Chemicals	7.65	05/13/14	2,276,074

2,481	Brenntag Holding GmbH & Co. KG (Germany)	2.31 - 3.50	01/20/14	2,289,134
500	Brenntag Holding GmbH & Co. KG (Germany)	5.50	07/07/15	338,750
2,424	FiberVision Delaware Corporation	3.81	03/31/13	1,757,213
491	Foamex, L.P. (d)	3.25 - 8.07	02/12/13	95,821
9,306	Huntsman International, LLC	2.06	04/21/14	8,375,352
1,168	ISP Chemco, Inc.	2.13 - 5.00	06/04/14	1,071,510
129	JohnsonDiversey, Inc.	3.02	12/16/10	125,055
164	JohnsonDiversey, Inc.	3.02	12/16/11	159,090
5,004	Kraton Polymers, LLC	3.25	05/13/13	4,115,998
1,185	MacDermid, Inc.	2.31	04/12/14	959,481
3,009	Nalco Company	6.50	05/13/16	3,030,090
464	Nusil Technology, LLC	2.56	10/24/13	431,520
3,229	OMNOVA Solutions, Inc.	2.50 - 5.36	05/22/14	2,865,699
4,641	PQ Corp.	3.25 - 4.29	07/30/14	3,627,423
4,955	Solutia, Inc.	7.25	02/28/14	4,572,640
1,704	Univar, Inc.	3.31	10/10/14	1,468,075
				39,987,260
	Computer Communications (0.1%)
331	Vertafore, Inc.	4.91	01/31/12	303,540

	Computer Software & Services (2.4%)
2,084	Infor Enterprise Solutions Holdings, Inc.	4.06	07/28/12	1,719,023
2,249	Kronos, Inc.	2.60	06/11/14	2,057,602
1,517	Network Solutions, LLC	2.50 - 3.10	03/07/14	1,297,424
2,595	Open Solutions, Inc.	3.23	01/23/14	1,738,538
2,332	Open Text Corp.	2.56	10/02/13	2,203,580
970	Stratus Technologies, Inc.	4.36	03/29/11	545,625
2,493	SunGard Data Systems, Inc.	2.03 - 6.75	02/28/14	2,481,455
2,275	SunGard Data Systems, Inc.	3.95 - 4.60	02/26/16	2,129,900
2,175	Verint Systems, Inc.	3.57	05/25/14	1,827,058
				16,000,205
	Construction Materials (0.2%)
1,531	Building Materials Holding Corp	6.50 - 9.33	11/10/11	428,803
755	Contech Construction Products, Inc.	2.33 - 6.82	01/31/13	607,616
				1,036,419
	Consumer Sundries (4.1%)
899	American Safety Razor Co.	2.56 - 3.29	07/31/13	813,671
1,500	American Safety Razor Co.	6.56	01/30/14	1,080,000
1,396	Amscan Holdings, Inc.	6.25	05/25/13	1,228,857
3,269	Bare Escentuals Beauty, Inc.	2.57	02/18/12	3,129,693
4,027	Bausch and Lomb, Inc.	2.00 - 3.85	04/24/15	3,707,490
1,000	Huish Detergents, Inc.	4.57	10/26/14	942,500
1,965	KIK Custom Products, Inc.	2.57	06/02/16	1,365,675
800	KIK Custom Products, Inc.	5.31	11/30/14	340,000
3,324	Levlad, LLC	2.25 - 7.75	03/07/14	930,673
3,138	Marietta Intermediate Holding Corp. (e)	9.91	11/30/10	810,733
439	Philosophy, Inc.	2.00 - 2.31	03/16/14	239,214
1,989	Prestige Brands, Inc.	2.56 - 7.09	04/06/11	1,939,048
5,938	Spectrum Brands, Inc.	5.40 - 6.83	03/30/13	5,324,473
398	Vi-Jon, Inc.	2.56 - 4.92	04/24/14	359,071
2,576	WKI Holding Company	5.56 - 8.75	03/31/12	1,867,832
3,279	Yankee Candle Co., Inc.	2.31 - 7.20	02/06/14	2,944,743
				27,023,673
	Consumer/Business Services (1.4%)
2,909	Advantage Sales & Marketing, Inc.	2.00 - 2.32	03/29/13	2,749,332
6,165	Nielsen Finance LLC	2.32	08/09/13	5,509,933
982	SMG Holdings, Inc.	7.73	07/27/14	844,950
				9,104,215
	Containers/Packaging (2.7%)
2,630	Anchor Glass Container Corp.	6.75 - 7.75	06/20/14	2,551,110
1,952	Berlin Packaging, LLC	3.00 - 7.25	08/17/14	1,566,403
918	Berry Plastics Group Corp.	2.32	04/03/15	786,893
556	Consolidated Container Co., LLC	2.56 - 4.13	03/28/14	474,205
214	Graham Packaging Co.	2.56 - 7.00	10/07/11	203,509
2,138	Graham Packaging Co.	6.75	04/05/14	2,119,565
2,514	Graphic Packaging International Corp.	2.32 - 3.21	05/16/14	2,348,933
3,121	Kranson Industries, Inc.	2.25 - 9.00	07/31/13	2,712,959
1,015	Nexpak Corp. (Revolver) (c) (d)	2.59 - 11.23	03/31/07	362,500

4,196	Nexpak Corp. (c) (d)	6.41 - 13.23	03/31/07	577,507
2,920	Packaging Dynamics Operating Co.	2.47	06/09/13	1,372,548
2,022	Pertus Sechzehnte GMBH (Germany)	2.69	06/13/15	1,289,317
2,022	Pertus Sechzehnte GMBH (Germany)	2.94	06/13/16	1,289,316
800	Tegrant Holding Corp.	6.10	03/08/15	176,000
				17,830,765
	Discount Stores (0.6%)
4,000	Dollar General Corp.	5.65	07/07/14	3,814,992
223	Savers, Inc. (Canada)	3.07 - 5.00	08/11/12	204,898
244	Savers, Inc.	5.50	08/11/12	224,175
				4,244,065
	Diversified Manufacturing (0.8%)
230	Arnold Magnetic Technologies Corp. (c)	7.50	03/07/11	159,485
950	Arnold Magnetic Technologies Corp. (c)	7.75 - 8.50	03/06/12	657,180
983	GSI Holdings, LLC	3.68 - 5.47	08/01/14	758,981
1,795	MW Industries, Inc. (c)	3.32 - 5.81	11/01/13	1,643,013
1,956	Wire Rope Corporation of America, Inc.	2.25 - 2.85	02/10/14	1,496,242
602	X-Rite, Inc.	7.25 - 8.00	10/24/12	474,477
				5,189,378
	Drugstore Chains (0.4%)
3,059	Rite Aid Corp.	2.06 - 6.00	06/04/14	2,561,122

	Education (1.9%)
1,751	Bright Horizons Family Solutions, Inc.	7.50	05/28/15	1,596,028
5,499	Cengage Learning Holdings II, L.P.	2.81 - 7.60	07/03/14	4,640,517
925	Educate Services, Inc.	2.85 - 6.08	06/14/13	873,788
1,429	Educate Services, Inc.	5.85	06/16/14	1,242,857
4,322	Education Management, LLC	2.38	06/03/13	3,998,141
				12,351,331
	Electric Utilities (0.3%)
404	Mach Gen, LLC	4.55	02/22/13	348,525
1,941	Primary Energy Holdings, LLC	4.51	08/24/09	1,397,333
				1,745,858
	Electronic Components (0.8%)
701	Butterfly Wendel US, Inc.	2.82	06/23/14	432,952
701	Butterfly Wendel US, Inc.	3.07	06/22/15	432,812
1,877	CommScope, Inc.	4.75	12/26/14	1,799,058
2,985	Contec, LLC	7.75	07/28/14	2,440,237
				5,105,059
	Electronic Production Equipment (0.2%)
1,278	Edwards, Ltd. (Cayman Islands)	2.31	05/31/14	830,870
545	Edwards, Ltd. (Cayman Islands)	6.06	11/30/14	190,909
				1,021,779
	Entertainment & Leisure (2.0%)
2,419	24 Hour Fitness, Inc.	2.81 - 7.33	06/08/12	1,910,813
4,557	Bombardier Recreational Products Inc. (Canada)	3.33 - 5.25	06/28/13	3,303,796
671	Cedar Fair, L.P.	2.31	08/30/12	630,536
2,724	Fender Musical Instruments Corp.	2.57 - 4.50	06/09/14	1,988,530
799	Gibson Guitar Corp.	2.85	12/29/13	686,965
2,568	Sunshine Acquisition, Ltd.	3.26	03/20/12	1,893,673
2,897	Mets Limited Partnership	2.31	07/25/10	2,636,400
				13,050,713
	Environmental Services (0.2%)
1,351	Environmental Systems Products Holdings, Inc. (c)	13.50	09/12/12	1,216,178
447	Environmental Systems Products Holdings, Inc. (c) (e)	18.00	03/31/15	0
				1,216,178
	Finance (0.3%)
2,393	C. G. JCF Corp.	3.31	08/01/14	1,914,419

	Finance - Commercial (4.6%)
2,431	Dollar Financial Corp., Inc.	3.35	10/30/12	2,051,367
1,508	First American Payment Systems, L.P.	3.00 - 7.00	10/06/13	1,176,581
13,422	First Data Corporation	3.06 - 3.07	09/24/14	10,167,369
3,447	iPayment, Inc.	2.32 - 2.60	05/10/13	2,585,012
3,781	LPL Holdings, Inc.	1.75 - 2.97	06/28/13	3,459,937
2,421	National Processing Group, Inc.	3.00 - 5.25	09/29/13	1,851,994
1,000	National Processing Group, Inc.	7.67	09/29/14	425,000
4,717	Oxford Acquisition III, Ltd.	3.10	05/12/14	2,285,274

2,009	Riskmetrics Group Holdings, LLC	2.60	01/11/14	1,881,365
4,863	RJO Holdings Corp.	3.33	07/12/14	2,042,645
2,000	RJO Holdings Corp.	7.08 - 11.51	07/12/15	120,000
2,229	Transfirst Holdings, Inc.	3.06 - 9.00	06/15/14	1,560,527
1,625	Transfirst Holdings, Inc.	6.31	06/15/15	471,250
				30,078,321
	Financial Publishing (0.2%)
2,000	Merrill Communications, LLC	13.42	11/15/13	1,020,000

	Food Distributors (1.8%)
1,878	Acosta Sales Co., Inc.	2.56	07/28/13	1,769,869
3,632	BE Foods Investments, Inc.	6.08 - 10.50	07/11/12	3,032,449
1,647	Coleman Natural Foods, LLC	6.50 - 7.60	08/22/12	1,185,782
1,023	Coleman Natural Foods, LLC (e)	12.16	08/22/13	485,971
4,748	DCI Cheese Company, Inc.	3.85 - 6.71	06/30/10	2,730,225
2,450	FSB Holdings, Inc.	2.56 - 7.31	09/29/13	2,229,935
1,000	FSB Holdings, Inc.	6.06	03/29/14	710,000
				12,144,231
	Food Retail (0.8%)
1,987	Kettle Foods, Inc.	2.61	12/31/13	1,619,610
3,764	Roundy’s Supermarkets, Inc.	3.06 - 3.08	11/03/11	3,603,767
				5,223,377
	Food:: Major Diversified (0.9%)
1,077	B&G Foods, Inc. (e)	2.66	02/26/13	1,049,689
4,697	Dole Food Co., Inc.	2.00 - 8.00	04/12/13	4,714,792
				5,764,481
	Food: Specialty Candy (1.0%)
1,925	Farley’s & Sathers Candy Co.	7.80	06/15/10	1,780,579
4,879	Wrigley Jr. Co.	6.50	09/30/14	4,903,070
				6,683,649
	Foods & Beverages (1.8%)
1,256	Birds Eye Foods, Inc.	2.35	03/22/13	1,205,867
1,294	Bolthouse Farms, Inc.	2.63	12/17/12	1,235,047
3,348	PBM Products, LLC	2.56	09/29/12	3,130,766
4,457	Pinnacle Foods Holding Corp.	2.75 - 5.42	04/02/14	3,997,452
2,280	Smart Balance, Inc.	3.60	05/18/14	2,068,651
				11,637,783
	Healthcare (4.5%)
3,283	American Medical Systems, Inc.	2.56 - 5.38	07/20/12	3,151,515
3,985	Biomet Inc.	3.31 - 3.61	03/25/15	3,734,161
861	Genoa Healthcare Group, LLC	5.75	08/10/12	706,295
4,180	HCR Healthcare, LLC	2.81	12/22/14	3,740,685
1,762	HealthCare Partners	2.06 - 5.25	10/31/13	1,610,448
4,867	Healthsouth Corp.	2.56 - 4.99	03/11/13	4,570,231
3,000	Life Technologies Corp.	5.25	11/20/15	3,006,168
3,172	Multiplan, Inc.	2.81	04/12/13	2,926,681
1,604	Surgical Care Affiliates, LLC	2.60	12/29/14	1,417,214
2,993	United Surgical Partners International, Inc.	2.29 - 3.10	04/19/14	2,704,061
2,222	Viant Holdings, Inc.	2.85	06/25/14	1,910,620
				29,478,079
	Home Furnishings (0.7%)
2,109	Brown Jordan International, Inc.	8.25	04/30/12	1,634,339
1,872	Generation Brands, LLC	8.25	12/20/12	947,014
2,013	Generation Brands, LLC	7.85	06/20/13	402,561
471	Hunter Fan Co.	7.07	10/16/14	164,706
436	Mattress Holdco, Inc.	2.25 - 4.50	01/18/14	152,451
297	National Bedding Co.	2.38 - 6.00	02/28/13	256,590
2,042	National Bedding Co.	5.32	02/28/14	1,323,854
				4,881,515
	Home Building (0.3%)
1,053	NLV Holdings, LLC (e)	6.25 - 9.00	05/09/11	526,340
3,430	Rhodes Ranch General Partnership (e) (d)	8.96 - 9.75	11/21/10	531,717
1,200	Standard Pacific Corp.	2.60	05/05/13	744,000
982	Yellowstone Development, LLC (d)	4.63 - 6.00	09/30/10	255,424
				2,057,481
	Hospital/Nursing Management (3.8%)
13,127	Community Health Systems, Inc.	2.25 - 2.92	07/25/14	11,848,428
5,400	HCA, Inc.	2.36 - 3.22	11/16/12	4,917,067

2,000	HCA, Inc.	2.85	11/18/13	1,810,000
4,977	Health Management Associates, Inc.	2.35	02/28/14	4,402,141
1,921	Sun Healthcare Group, Inc.	5.00	04/21/14	1,705,692
402	Sun Healthcare Group, Inc.	2.60	04/21/14	357,292
				25,040,620
	Hotels/Resorts/Cruiselines (d) (0.1%)
25	Kuilima Resort Company (c) (e)	25.41 - 28.26	10/01/08	0
1,640	Kuilima Resort Company	7.00 - 12.00	09/30/10	446,906
1,340	Kuilima Resort Company (c) (e)	20.26	09/30/11	0
				446,906
	Industrial Machinery (1.0%)
650	Gleason, Inc.	2.38 - 2.94	06/30/13	604,446
2,952	Goodman Global, Inc.	6.50	02/13/14	2,835,530
1,012	LN Acquisition Corp.	2.50 - 6.75	07/11/14	915,496
2,955	Mold - Masters Luxembourg Holdings S.A.R.L. (Canada)	3.88	10/11/14	2,142,375
				6,497,847
	Industrial Specialties (0.7%)
4,548	Metokote Corp.	3.00 - 4.04	11/27/11	2,399,274
2,074	Sensus Metering Systems, Inc.	2.61 - 4.25	12/17/10	1,918,370
				4,317,644
	Insurance Brokers (0.7%)
4,053	Alliant Holdings I, Inc.	3.60	08/21/14	3,627,267
444	HMSC Holdings Corp.	5.81	10/03/14	172,222
926	U.S.I. Holding Corp.	3.35	05/05/14	694,167
				4,493,656
	Insurance Services (1.1%)
1,642	Applied Systems, Inc.	2.81	09/26/13	1,518,556
377	Audatex North America, Inc.	2.44	05/16/14	361,741
5,239	Conseco, Inc.	6.50	10/10/13	3,510,152
2,163	Crawford & Co.	3.10	10/30/13	1,860,518
326	Mitchell International, Inc.	3.50	03/28/14	276,144
				7,527,111
	Investment Managers (0.6%)
2,213	Grosvenor Capital Management Holdings, L.P.	5.11	12/05/13	1,858,690
273	Munder Capital Management	2.00 - 4.66	12/29/12	239,141
2,680	Nuveen Investments, Inc.	3.31	11/13/14	2,091,796
				4,189,627
	Medical Specialties (2.0%)
954	Accellent, Inc.	3.17	11/22/12	849,113
2,262	AGA Medical Corp.	2.33 - 3.69	04/28/13	1,919,887
844	CONMED Corp.	1.81	04/12/13	767,939
3,952	DJO Finance, LLC	5.70	05/20/14	3,584,395
5,311	Inverness Medical Innovations, Inc.	2.31 - 8.25	06/26/14	4,998,801
893	VWR International, Inc.	2.81	06/30/14	799,210
				12,919,345
	Medical/Nursing Services (0.4%)
914	Golden Living, LLC	3.06	03/14/11	835,974
468	National Renal Institutes, Inc.	2.25 - 6.25	03/31/13	316,057
1,533	Select Medical Corp. (Revolver)	8.75	02/24/11	1,242,000
				2,394,031
	Miscellaneous Commercial Services (0.4%)
424	Atlantic Marine Holding Company	4.56 - 4.63	03/22/14	400,249
756	InfrastruX Group, Inc. (e)	4.25 - 9.25	11/05/12	670,563
2,062	NCO Financial Systems, Inc.	4.25 - 7.50	05/15/13	1,834,969
				2,905,781
	Miscellaneous Manufacturing (0.3%)
1,227	Tidi Products, LLC (c)	3.00 - 9.50	12/29/11	1,153,543
500	Tidi Products, LLC (c)	4.82 - 4.91	06/29/12	470,000
				1,623,543
	Movies/Entertainment (2.7%)
2,095	AMC Entertainment, Inc.	1.81	01/28/13	1,938,292
2,431	Cinemark USA, Inc.	2.07 - 5.75	10/05/13	2,304,913
881	Metro-Goldwyn Mayer Studios, Inc. (Revolver)	3.56	04/08/10	431,577
13,272	Metro-Goldwyn Mayer Studios, Inc.	3.56 - 4.71	04/08/12	7,399,242
2,502	Panavision, Inc.	4.17 - 4.59	03/30/11	2,033,258
1,356	Regal Cinemas Corp.	4.35	10/28/13	1,324,375
2,357	Ticketmaster	3.84	07/25/14	2,239,286
				17,670,943

	Oil & Gas Pipelines (0.2%)
1,360	Targa Resources, Inc.	6.91	10/31/12	1,309,074

	Oil Refining/Marketing (0.3%)
1,200	CDX Funding, LLC (d)	7.50 - 12.25	03/31/13	284,000
1,810	Western Refining, Inc.	7.75 - 8.25	05/30/14	1,744,671
				2,028,671
	Other Metals/Minerals (0.2%)
1,011	Novelis, Inc.	2.31 - 2.60	07/06/14	887,262
459	Novelis, Inc. (Canada)	2.31	07/06/14	403,293
				1,290,555
	Pharmaceuticals: Major (1.0%)
3,267	Catalent Pharma Solutions, Inc.	2.56	04/10/14	2,724,945
4,000	Mylan Laboratories, Inc.	3.56 - 3.88	10/02/14	3,870,832
				6,595,777
	Printing/Publishing (2.8%)
481	Ascend Media Holdings, LLC (c) (d)	8.00 - 10.25	01/31/12	128,911
2,499	Dex Media West, LLC	7.00	10/24/14	2,074,050
2,974	Endurance Business Media, Inc. (c)	4.75	07/26/13	1,656,365
1,714	Endurance Business Media, Inc. (c)	9.25	01/26/14	0
2,400	Gatehouse Media, Inc.	2.31 - 2.33	08/28/14	592,001
3,047	Idearc, Inc. (d)	6.25 - 6.83	11/17/14	1,315,661
975	Intermedia Outdoor, Inc.	3.60	01/31/13	487,500
1,102	Knowledgepoint 360 Group, LLC	4.11	04/14/14	854,302
1,924	Local Insight Regatta Holdings, Inc.	6.25 - 7.77	04/23/15	1,106,017
5,375	MC Communications, LLC (e)	13.50	12/31/10	1,478,140
1,453	Medimedia USA, Inc.	2.25 - 7.08	10/05/13	1,205,708
1,975	Nelson Education, Ltd.	3.10	07/05/14	1,272,338
1,000	Nelson Education, Ltd.	6.60	07/05/15	475,000
1,771	Summit Business Media Intermediate Holding Co., LLC	3.66 - 4.75	01/06/14	841,171
7,328	Tribune Company (d)	5.25	06/04/14	2,513,064
18,286	Tribune Company (c) (d)	8.25	12/20/15	114,286
4,000	Yell Group PLC (United Kingdom)	3.31	10/26/12	2,436,668
				18,551,182
	Property/Casualty Insurance (0.2%)
1,742	AmWins Group, Inc.	3.11 - 3.16	06/08/13	1,101,873

	Publishing: Books/Magazines (1.4%)
4,813	Cygnus Business Media, Inc. (d)	5.75 - 7.75	07/13/09	2,646,875
4,437	F&W Publications, Inc.	5.21	08/05/12	1,386,680
1,771	F&W Publications, Inc.	4.57 - 6.57	02/05/13	268,295
2,153	Network Communications, Inc.	3.11 - 6.25	11/30/12	1,507,121
938	Proquest-CSA, LLC	2.81	02/09/14	822,656
1,116	R.H. Donnelley, Inc.	6.75	06/30/11	881,103
2,632	Readers Digest Association, Inc.	2.00 - 2.65	03/02/14	1,148,093
804	Source Media, Inc.	5.31 - 6.46	11/08/11	462,424
395	Thomas Nelson, Inc.	7.75 - 8.75	06/12/12	219,251
				9,342,498
	Pulp & Paper (1.0%)
4,237	Georgia Pacific Corp.	2.31 - 2.65	12/20/12	4,007,812
1,800	NewPage, Corp.	4.06 - 7.00	12/21/14	1,563,496
3,807	White Birch Paper Co. (Canada)	3.35	05/08/14	1,085,011
				6,656,319
	Real Estate - Industrial/Office (0.1%)
1,760	LNR Property Corp.	3.82	07/12/11	909,920

	Real Estate Development (1.0%)
4,446	Ginn-LA CS Borrower, LLC (d)	5.97 - 9.50	06/08/11	452,011
2,000	Ginn-LA CS Borrower, LLC (c) (d)	10.20 - 13.50	06/08/12	3,334
3,280	Landsource Communities Development, LLC (e)	8.25 - 8.75	07/31/09	524,772
667	Landsource Communities Development, LLC (Revolver)	9.50	07/31/09	636,111
1,956	London Arena & Waterfront Finance, LLC (United Kingdom)	2.82	03/08/12	1,681,781
1,272	South Edge, LLC (d)	7.00	10/31/08	238,501
2,973	Tamarack Resort, LLC (c) (d)	7.50 - 11.50	05/19/11	445,950
396	WCI Communities, Inc.	8.25	09/24/09	383,806
3,747	WCI Communities, Inc.	5.57	12/23/10	2,104,652
				6,470,918

	Recreational Products (0.4%)
1,925	Mega Brands, Inc. (Canada)	4.75 - 9.75	07/26/12	731,500
617	Playcore Holdings, Inc.	3.31 - 4.75	02/21/14	499,627
1,660	True Temper Sports, Inc.	7.50	03/15/11	1,137,051
				2,368,178
	Restaurants (0.9%)
1,673	Arby’s Restaurant Group, Inc.	6.25 - 7.61	07/25/12	1,648,091
329	CBRL Group, Inc.	4.62	04/29/13	305,825
1,120	Center Cut Hospitality, Inc.	3.17 - 5.16	07/06/14	772,800
2,285	NPC International, Inc.	1.75 - 2.92	05/03/13	2,107,647
129	OSI Restaurant Partners, LLC	4.50	06/14/13	93,034
1,517	OSI Restaurant Partners, LLC	2.63 - 4.50	06/14/14	1,095,302
				6,022,699
	Retail - Specialty (1.4%)
2,301	General Nutrition Centers, Inc.	2.56 - 5.06	09/16/13	2,045,264
2,963	Guitar Center, Inc.	3.81 - 5.75	10/09/14	2,207,063
3,447	Nebraska Book Co.	5.13 - 9.88	03/04/11	3,352,360
1,438	Sally Holdings, Inc.	2.93	11/16/13	1,351,476
				8,956,163
	Semiconductors (0.3%)
2,120	On Semiconductor Corp.	2.06	09/03/13	1,929,631

	Services to the Health Industry (1.4%)
1,963	CDI Acquisition Sub, Inc.	4.10	12/31/10	1,786,219
1,307	Concentra, Inc.	2.85	06/25/14	1,113,933
1,828	Emdeon Business Services, LLC	2.31 - 2.60	11/16/13	1,718,457
2,763	Harlan Sprague Dawley, Inc.	2.81 - 4.75	07/14/14	2,416,189
2,308	Sterigenics International, Inc.	2.25 - 6.50	11/21/13	2,077,371
				9,112,169
	Telecommunications (1.7%)
686	DRI Holdings, Inc. (Canada)	3.51 - 4.22	07/03/14	586,824
1,292	DRI Holdings, Inc.	3.60 - 4.22	07/03/14	1,104,789
311	Global Tel*Link Corp.	9.00	02/14/13	280,500
1,136	Hawaiian Telecom Communications, Inc.	4.75	06/01/14	673,064
3,958	KMC Telecom, Inc. (c) (d) (h)	10.87	06/30/10	20,581
4,641	Level 3 Communications, Inc.	2.57 - 11.50	03/13/14	4,293,336
1,131	NuVox Transition Subsidiary, LLC	3.63	05/31/14	1,029,190
2,230	Sorenson Communications, Inc.	2.81 - 2.98	08/16/13	2,041,527
1,528	Time Warner Telecom, Inc.	2.31	01/07/13	1,438,263
				11,468,074
	Textiles (0.6%)
1,277	Polymer Group, Inc.	2.25 - 4.92	11/22/12	1,182,782
1,739	St. John Knits International, Inc.	9.00	03/23/12	1,260,968
1,793	Varsity Brands, Inc.	3.13 - 7.69	02/22/14	1,335,991
				3,779,741
	Tobacco (0.0%)
269	MAFCO Finance Corp.	2.32 - 4.77	12/08/11	236,892

	Transportation (1.0%)
5,977	Ford Motor Credit Co.	5.00	12/16/13	4,347,029
472	JHCI Acquisition, Inc. (Jacobson Companies)	2.81	06/19/14	371,481
2,173	Kenan Advantage Group, Inc.	3.06 - 7.58	12/16/11	1,988,004
				6,706,514
	Utilities (5.4%)
469	Bicent Power LLC	2.60	06/30/14	426,914
5,398	Boston Generating, LLC	2.56 - 2.72	12/20/13	3,933,523
3,936	BRSP, LLC	7.50	06/24/14	3,827,258
11,647	Calpine Corp.	3.48 - 5.58	03/29/14	10,340,147
3,609	FirstLight Power Resources, Inc.	3.13	11/01/13	3,256,732
2,400	FirstLight Power Resources, Inc.	5.13	05/01/14	1,830,000
5,814	NRG Energy, Inc.	2.97 - 6.95	02/01/13	5,484,698
6,437	Texas Competitive Electric Holdings	3.50 - 3.95	10/14/14	4,615,439
83	TPF Generation Holdings, LLC	3.81 - 3.82	12/15/11	77,975
1,014	TPF Generation Holdings, LLC	2.31	12/15/13	956,914
1,333	TPF Generation Holdings, LLC	4.56	12/15/14	1,102,223
				35,851,823
	Waste Management (0.2%)
423	Energy Solutions - Duratek	4.15	06/07/13	395,054
176	EnergySolutions, LLC	2.57	05/28/13	165,535

939	EnergySolutions, LLC	2.57 - 5.47	06/07/13	878,593
				1,439,182
	Wireless Telecommunications (0.6%)
4,000	Asurion Corp.	3.32 - 4.02	07/03/14	3,760,832

	Total Variable Rate Senior Loan Interests (Cost $913,419,054)			691,740,838

	Senior Notes (2.0%)
	Building Products (0.1%)
1,500	Compression Polymers Corp.	8.56	07/01/12	840,000

	Broadcasting (0.1%)
750	XM Satellite Radio	11.25	06/15/13	748,125

	Casino/Gaming (0.5%)
3,462	Harrah’s Operating Company, Inc.	11.25	06/01/17	3,288,900

	Chemicals: Major Diversified (0.1%)
810	Wellman, Inc. (c)	5.00	01/30/19	810,000

	Healthcare (0.4%)
3,000	Apria Healthcare Group I	11.25	11/01/14	2,910,000

	Pulp & Paper (0.1%)
1,333	Verso Paper Holdings - 144A (a)	4.78	08/01/14	633,175

	Precious Metals (0.4%)
3,000	Freeport McMoran Copper & Gold Inc.	5.00	04/01/15	2,811,900

	Telecommunications (0.1%)
5,824	KMC Telecom, Inc. (Acquired between 07/25/03 and 09/15/06, Cost $5,088,864) (c) (d) (g) (h)	9.91	06/30/11	30,285
2,552	KMC Telecom, Inc. (Acquired between 07/25/03 and 09/15/06, Cost $2,245,641) (c) (d) (g) (h)	10.16	06/30/11	13,271
1,000	Qwest Corp.	3.88 - 4.57	06/15/13	898,750
				942,306
	Total Senior Notes (Cost $24,118,518)			12,984,406

	Non-Convertible Preferred Stock (c) (f) (0.0%)
	Environmental Services
3,414	Environmental Systems Products Holdings, Inc. (Cost $85,350)			0

NUMBER OF
SHARES
	Common Stocks (c) (f) (0.3%)
	Automotive Aftermarket (0.0%)
6,793	Safelite Realty Corp. (Acquired 09/29/00, Cost $3,958) (g)			0

	Casino/Gaming (0.0%)
7,216	Aladdin Gaming Holdings, LLC (0.72% Ownership Interest, Acquired 09/01/04, Cost $4,330) (g)			2,728

	Chemicals: Major Diversified (0.1%)
810	Wellman, Inc. (Acquired between 02/12/09 and 06/16/09, Cost $2,027,075) (g)			472,497

	Consumer Sundries (0.2%)
52,654	World Kitchen, Inc. (Acquired 01/31/03, Cost $138,363) (g)			1,151,016

	Containers/Packaging (0.0%)
70	Nexpak Holdings, LLC (Acquired 01/01/05, Cost $6,411,773) (g)			0

	Environmental Services (0.0%)
7,453	Environmental Systems Products Holdings, Inc. (Acquired 09/12/07, Cost $0)			0

	Telecommunications (0.0%)
11,689,637	KMC Telecom, Inc. (Acquired 07/25/03, Cost $0) (g)		0

	Total Common Stocks (Cost $8,585,499)		1,626,241

NUMBER OF		EXPIRATION
WARRANTS		DATE
	Warrants (f) (g) (0.0%)
	Construction Materials (0.0%)
10,161	Building Materials Holding Corp. (Acquired 10/03/08)	09/30/15	0

	Internet Software/Services (0.0%)
98,655	Mobile Pro Corp. (Acquired 11/12/04) (c)	11/15/09	0

	Total Warrants (Cost $0)		0

	Total Investments (Cost $946,208,421) (i) (j)	107.3%	706,351,485
	Borrowings	(8.5)	(41,741,808)
	Other Assets in Excess of Liabilities	1.2	(6,011,373)
	Net Assets	100.0%	658,598,304

(a)	Resale is restricted to qualified institutional investors.
(b)	Interest rates shown are those in effect at June 30, 2009.
(c)

Securities with total market value equal to $12,367,353 have been valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Trust’s Trustees.
Such fair value measurements may be Level 2 measurements if observable inputs are available.

(d)	Non-income producing security; loan or note in default.
(e)	Payment-in-kind security.
(f)	Non-income producing securities.
(g)	Resale is restricted. No transaction activity during the year.
(h)	Issuer is liquidating loan.
(i)	Securities have been designated as collateral in connection with unfunded loan commitments.
(j)	The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.

Credit Default Swap Contract Open at June 30, 2009

CREDIT
		NOTIONAL						RATING
SWAP COUNTERPARTY &	BUY/SELL	AMOUNT	INTEREST	TERMINATION	UNREALIZED	UPFRONT		OF REFERENCE
REFERENCE OBLIGATION	PROTECTION	(000’s)	RATE	DATE	DEPRECIATION	PAYMENTS	VALUE	OBLIGATION*
Goldman Sachs Credit Partners, L.P.
Texas Competitive Electric Holdings Co. LLC	Sell	$5,000	2.58 - 5.00%	June 20, 2010	$(370,511)	$—	$(370,511)	B-

*  Credit Rating as issued by Standard and Poor’s.

Morgan Stanley Prime Income Trust

Notes to the Portfolio of Investments

SFAS 157 Disclosure

6/30/2009

The Fund adoptedFinancial Accounting Standards Board Statement of Financial Accounting Standards No.157, Fair Value Measurements (“SFAS 157”), effective October 1, 2008.  In accordance with SFAS 157, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal marketthe most advantageous market for the investment or liability.  SFAS 157 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed baed on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes.  Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

•	Level 1 – unadjusted quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used as of June 30, 2009 in valuing the Fund’s investments carried at value:

	Fair Value Measurements at June 30, 2009 Using
		Quoted Prices In	Significant	Significant
		Active Market for	Other Observable	Unobservable
		Identical Investments	Inputs	Inputs
Investment Type	Total	(Level 1)	(Level 2)	(Level 3)
Assets:
Common Stocks
Automotive Aftermarket	$0	—	—	$0
Casino/Gaming	2,728	—	—	2,728
Chemicals: Major Diversified	472,497	—	—	472,497
Consumer Sundries	1,151,016	—	—	1,151,016
Containers/Packaging	0	—	—	0
Environmental Services	0	—	—	0
Telecommunications	0	—	—	0
Total Common Stocks	1,626,241	—	—	1,626,241
Warrants	0	$0	—	0
Preferred Stock	0	—	—	0
Senior Loan Interests	691,740,838	—	$680,999,726	10,741,112
Senior Notes	12,984,406	—	12,984,406	—
Total	$706,351,485	—	$693,984,132	$12,367,353

Liabilities:
Swap Contracts	$(370,511)	—	$(370,511)	—

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Investments in
Securities

Beginning Balance	$6,967,051
Net purchases (sales)	1,260,047
Transfers in and/or out	10,092,188
Change in unrealized appreciation/depreciation	(5,952,505)
Realized gains (losses)	572
Ending Balance	$12,367,353

Net change in unrealized appreciation/depreciation from investments still held as of June 30, 2009	$(6,042,358)

Valuation of Investments — (1) Certain senior collateralized loans (“Senior Loans”) are valued based on quotations received from an independent pricing service; (2) Senior Loans for which quotations are unavailable are valued based on prices received from an independent pricing service that are calculated pursuant to a derived pricing methodology.  The derived pricing methodology calculates a price for a Senior Loan by incorporating certain market information, including a Senior Loan’s credit rating and interest rate, and comparing such information to Senior Loans in similar industries for which market information is available; (3) an equity portfolio security listed or traded on the New York or American Stock Exchange or other exchange is valued at its latest sale price prior to the time when assets are valued; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (4) an equity portfolio security listed or traded on the Nasdaq is valued at the Nasdaq Official Closing Price; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (5) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and asked price. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (6) credit default swaps are marked-to-market daily bsed upon quotations from market makers; (7) when market quotations are not readily available including circumstances under which Morgan Stanley Investment Advisors Inc. (the “Investment Adviser”) determines that the latest sale price, the bid price or the mean between the last reported bid and asked price do not reflect a security’s market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Trust’s Trustees; and (8) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to- market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost, which approximates market value.

Item 2.  Controls and Procedures.

(a) The Trust’s principal executive officer and principal financial officer have concluded that the Trust’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the Trust’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 3.  Exhibits.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Prime Income Trust

/s/ Randy Takian
Randy Takian
Principal Executive Officer
August 20, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Randy Takian
Randy Takian
Principal Executive Officer
August 20, 2009

/s/ Francis Smith
Francis Smith
Principal Financial Officer
August 20, 2009